Financial Assets and Liabilities - Summary of Carrying Amounts and Fair Value of Financial Assets and Financial Liabilities (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ 12,239,196	R$ 12,672,067
Financial liabilities	(27,455,828)	(28,170,794)
Level 3 [member] | Contingent consideration [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(64,969)	(116,542)	R$ (166,807)
Cost [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	8,352,282	6,867,670
Financial liabilities	(12,659,809)	(8,061,864)
Cost [member] | Investment fund [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,600,590	1,852,114
Cost [member] | Marketable securities [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	4,202,835	3,853,343
Cost [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,548,857	1,162,213
Financial liabilities	(25,714)	(115,085)
Cost [member] | Loans, borrowings and debentures [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(12,569,126)	(7,830,237)
Cost [member] | Contingent consideration [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(64,969)	(116,542)
Fair value [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	8,352,282	6,867,670
Financial liabilities	(12,594,840)	(7,945,322)
Fair value [member] | Level 2 [member] | Investment fund [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,600,590	1,852,114
Fair value [member] | Level 2 [member] | Marketable securities [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	4,202,835	3,853,343
Fair value [member] | Level 2 [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,548,857	1,162,213
Financial liabilities	(25,714)	(115,085)
Fair value [member] | Level 2 [member] | Loans, borrowings and debentures [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(12,569,126)	(7,830,237)
Fair value [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(64,969)	(116,542)
Fair value [member] | Level 3 [member] | Contingent consideration [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	R$ (64,969)	R$ (116,542)